UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21519

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Opportunities Fund

July 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.8%

Security	Shares	Value
Aerospace & Defense — 2.9%
CAE, Inc.	267,471	$3,568,602
United Technologies Corp.(1)	57,516	6,191,597

		$9,760,199

Banks — 7.1%
DBS Group Holdings, Ltd.	164,021	$1,896,221
JPMorgan Chase & Co.(1)	96,726	6,187,562
Mitsubishi UFJ Financial Group, Inc.(1)	752,359	3,803,569
U.S. Bancorp	68,310	2,880,633
Wells Fargo & Co.(1)	181,191	8,691,732

		$23,459,717

Beverages — 3.9%
Anheuser-Busch Inbev SA/NV(1)	32,698	$4,224,325
Constellation Brands, Inc., Class A(1)	25,986	4,278,075
Diageo PLC(1)	153,796	4,407,280

		$12,909,680

Biotechnology — 4.7%
Celgene Corp.(1)(2)	35,488	$3,981,399
Gilead Sciences, Inc.(1)	49,716	3,950,930
Shire PLC ADR(1)	39,980	7,760,918

		$15,693,247

Capital Markets — 0.9%
Credit Suisse Group AG(1)	94,692	$1,088,931
Credit Suisse Group AG(1)(3)	151,840	1,746,118

		$2,835,049

Chemicals — 1.1%
PPG Industries, Inc.(1)	34,986	$3,663,384

		$3,663,384

Commercial Services & Supplies — 0.9%
Brambles, Ltd.(1)	285,494	$2,920,521

		$2,920,521

Diversified Telecommunication Services — 2.3%
Nippon Telegraph & Telephone Corp.(1)	163,016	$7,746,480

		$7,746,480

Electric Utilities — 2.7%
American Electric Power Co., Inc.	52,306	$3,624,806
NextEra Energy, Inc.(1)	43,083	5,527,118

		$9,151,924

Electrical Equipment — 1.1%
Legrand SA	67,789	$3,740,425

		$3,740,425

Electronic Equipment, Instruments & Components — 2.2%
Keyence Corp.(1)	10,172	$7,175,058

		$7,175,058

Energy Equipment & Services — 0.9%
Schlumberger, Ltd.(1)	35,782	$2,881,167

		$2,881,167

Security	Shares	Value
Food Products — 0.8%
Kerry Group PLC, Class A	32,636	$2,792,490

		$2,792,490

Health Care Equipment & Supplies — 1.6%
Medtronic PLC(1)	59,589	$5,221,784

		$5,221,784

Hotels, Restaurants & Leisure — 0.7%
Accor SA(1)	51,923	$2,173,714

		$2,173,714

Household Durables — 1.9%
Newell Brands, Inc.(1)	122,734	$6,438,626

		$6,438,626

Household Products — 1.3%
Reckitt Benckiser Group PLC(1)	44,074	$4,273,418

		$4,273,418

Industrial Conglomerates — 0.9%
General Electric Co.(1)	98,239	$3,059,162

		$3,059,162

Insurance — 6.1%
Aflac, Inc.(1)	46,667	$3,373,091
AIA Group, Ltd.	713,671	4,445,592
Chubb, Ltd.(1)	41,722	5,226,098
Prudential PLC(1)	155,083	2,733,874
St. James’s Place PLC(1)	373,966	4,576,752

		$20,355,407

Internet & Catalog Retail — 1.8%
Amazon.com, Inc.(1)(2)	7,861	$5,965,005

		$5,965,005

Internet Software & Services — 7.0%
Alphabet, Inc., Class C(1)(2)	19,143	$14,716,947
Facebook, Inc., Class A(1)(2)	68,023	8,430,771

		$23,147,718

IT Services — 2.5%
Visa, Inc., Class A(1)	108,440	$8,463,742

		$8,463,742

Machinery — 3.8%
Fortive Corp.(2)	56,326	$2,715,476
Komatsu, Ltd.	116,676	2,267,219
Kubota Corp.	445,579	6,455,165
Melrose Industries PLC(1)	118,818	1,076,048

		$12,513,908

Media — 2.3%
Time Warner, Inc.(1)	101,548	$7,783,654

		$7,783,654

Multi-Utilities — 1.3%
National Grid PLC(1)	160,853	$2,306,443
Sempra Energy(1)	18,541	2,074,367

		$4,380,810

Multiline Retail — 0.7%
Dollar General Corp.(1)	25,087	$2,376,742

		$2,376,742

Security	Shares	Value
Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.(1)	94,550	$5,155,812
Chevron Corp.	36,789	3,770,137
Occidental Petroleum Corp.(1)	54,491	4,072,112
Royal Dutch Shell PLC, Class B(1)	298,803	7,947,776

		$20,945,837

Personal Products — 1.3%
Estee Lauder Cos., Inc. (The), Class A(1)	46,179	$4,290,029

		$4,290,029

Pharmaceuticals — 12.2%
Allergan PLC(1)(2)	30,284	$7,660,338
Bayer AG(1)	35,951	3,864,655
Eli Lilly & Co.(1)	78,491	6,506,119
Johnson & Johnson	56,388	7,061,469
Novo Nordisk A/S, Class B(1)	101,676	5,781,936
Roche Holding AG PC(1)	17,843	4,554,746
Teva Pharmaceutical Industries, Ltd. ADR(1)	96,168	5,144,988

		$40,574,251

Professional Services — 1.2%
Verisk Analytics, Inc.(1)(2)	47,382	$4,040,737

		$4,040,737

Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp.	19,598	$2,268,861
Equity Residential	107,156	7,285,536

		$9,554,397

Road & Rail — 2.3%
Union Pacific Corp.(1)	81,377	$7,572,130

		$7,572,130

Semiconductors & Semiconductor Equipment — 2.6%
ASML Holding NV(1)	57,224	$6,283,231
Infineon Technologies AG	113,249	1,877,439
NXP Semiconductors NV(1)(2)	6,815	573,073

		$8,733,743

Software — 0.6%
Microsoft Corp.	35,881	$2,033,735

		$2,033,735

Specialty Retail — 3.3%
Industria de Diseno Textil SA	92,281	$3,191,422
Lowe’s Cos., Inc.(1)	93,470	7,690,712

		$10,882,134

Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.(1)	29,360	$3,059,606

		$3,059,606

Textiles, Apparel & Luxury Goods — 2.9%
LVMH Moet Hennessy Louis Vuitton SE(1)	22,602	$3,870,418
NIKE, Inc., Class B(1)	53,908	2,991,894
Pandora A/S(1)	21,935	2,857,058

		$9,719,370

Tobacco — 2.5%
Imperial Brands PLC(1)	47,486	$2,502,367
Reynolds American, Inc.(1)	118,285	5,921,347

		$8,423,714

Trading Companies & Distributors — 0.4%
Brenntag AG	27,727	$1,377,367

		$1,377,367

Security	Shares	Value
Wireless Telecommunication Services — 1.0%
Vodafone Group PLC(1)	1,083,901	$3,292,762

		$3,292,762

Total Common Stocks (identified cost $301,647,380)		$345,382,843

Preferred Stocks — 12.5%

Security	Shares	Value
Banks — 6.5%
AgriBank FCB, 6.875% to 1/1/24(4)	16,581	$1,791,267
CoBank ACB, Series F, 6.25% to 10/1/22(4)	16,600	1,726,400
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)	2,500	270,625
Farm Credit Bank of Texas, Series 1, 10.00%	906	1,089,465
First Tennessee Bank, 3.75%(5)(6)	840	579,285
Huntington Bancshares, Inc., Series A, 8.50% (Convertible)	960	1,382,400
IBERIABANK Corp., Series C, 6.60% to 5/1/26(4)	35,990	973,529
JPMorgan Chase & Co., Series O, 5.50%	40,767	1,055,458
KeyCorp, Series A, 7.75% (Convertible)	17,976	2,426,760
Regions Financial Corp., Series A, 6.375%	40,920	1,101,566
Royal Bank of Scotland Group PLC, Series L, 5.75%	33,628	842,381
SunTrust Banks, Inc., Series E, 5.875%	58,779	1,558,966
Texas Capital Bancshares, Inc., 6.50%	67,865	1,735,987
Texas Capital Bancshares, Inc., Series A, 6.50%	6,900	180,987
Webster Financial Corp., Series E, 6.40%	55,731	1,479,240
Wells Fargo & Co., Series L, 7.50% (Convertible)	2,672	3,557,127

		$21,751,443

Capital Markets — 0.4%
Goldman Sachs Group, Inc. (The), Series N, 6.30%	13,050	$353,133
KKR & Co., LP, Series A, 6.75%	17,247	471,188
State Street Corp., Series D, 5.90% to 3/15/24(4)	13,771	406,968

		$1,231,289

Consumer Finance — 0.5%
Capital One Financial Corp., Series B, 6.00%	25,374	$662,769
Discover Financial Services, Series B, 6.50%	37,641	1,005,485

		$1,668,254

Diversified Financial Services — 0.3%
KKR Financial Holdings, LLC, Series A, 7.375%	37,254	$980,246

		$980,246

Electric Utilities — 1.6%
Entergy Arkansas, Inc., 6.45%	105,069	$2,646,425
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	30,646	812,196
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	19,531	507,611
Southern Co. (The), 6.25%	53,497	1,497,916

		$5,464,148

Food Products — 0.9%
Dairy Farmers of America, 7.875%(5)	22,100	$2,348,125
Ocean Spray Cranberries, Inc., 6.25%(5)	6,085	547,650

		$2,895,775

Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%	38,344	$1,015,828

		$1,015,828

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	17,395	$448,791

		$448,791

Security	Shares	Value
Pipelines — 0.4%
NuStar Logistics LP, 7.625% to 1/15/18(4)	50,495	$1,290,273

		$1,290,273

Real Estate Investment Trusts (REITs) — 0.7%
DDR Corp., Series J, 6.50%	65,000	$1,677,650
Vornado Realty Trust, Series K, 5.70%	25,220	655,216

		$2,332,866

Thrifts & Mortgage Finance — 0.8%
Elmira Savings Bank, 8.998% to 12/31/17(4)	825	$767,250
EverBank Financial Corp., Series A, 6.75%	69,734	1,813,084

		$2,580,334

Total Preferred Stocks (identified cost $38,065,547)		$41,659,247

Corporate Bonds & Notes — 15.9%

Security	Principal Amount (000’s omitted)	Value
Banks — 7.2%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(4)(5)(7)	$240	$261,409
Banco do Brasil SA, 9.00% to 6/18/24(4)(5)(7)	620	502,510
Bank of America Corp., Series AA, 6.10% to 3/17/25(4)(7)	2,270	2,376,191
Barclays PLC, 8.25% to 12/15/18(4)(7)	945	965,081
BNP Paribas SA, 7.375% to 8/19/25(4)(5)(7)	2,192	2,238,580
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)	1,081	987,764
Citigroup, Inc., Series T, 6.25% to 8/15/26(4)(7)	1,350	1,456,312
Credit Agricole SA, 7.875% to 1/23/24(4)(5)(7)	781	777,095
Deutsche Bank AG, 7.50% to 4/30/25(4)(7)	1,020	863,175
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)(7)	905	963,825
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(4)(7)	3,156	3,256,992
Lloyds Banking Group PLC, 6.657% to 5/21/37(4)(5)(7)	457	502,700
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(7)	2,477	2,477,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(4)(7)	1,460	1,454,525
Societe Generale SA, 8.25% to 11/29/18(4)(7)(8)	2,152	2,197,730
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)(7)	1,337	1,430,590
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)(7)	220	213,950
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)(7)	844	892,530

		$23,817,959

Capital Markets — 2.0%
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(4)(7)	$1,640	$1,667,150
Morgan Stanley, Series J, 5.55% to 7/15/20(4)(7)	2,435	2,468,481
UBS Group AG, 6.875% to 8/7/25(4)(7)(8)	2,421	2,384,685

		$6,520,316

Diversified Financial Services — 0.8%
Cadence Financial Corp., 4.875%, 6/28/19(5)	$1,220	$1,122,400
Leucadia National Corp., 6.625%, 10/23/43	1,281	1,247,376
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)	553	351,155

		$2,720,931

Diversified Telecommunication Services — 0.3%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)	$1,020	$1,110,525

		$1,110,525

Electric Utilities — 2.3%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(4)(5)	$1,936	$2,086,040
AES Panama SA, 6.00%, 6/25/22(5)	423	438,862
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	2,250	2,429,449
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)	2,210	2,566,362
NextEra Energy Capital Holdings, Inc., Series D, 7.30% to 9/1/17, 9/1/67(4)	225	221,063

		$7,741,776

Security	Principal Amount (000’s omitted)	Value
Energy Equipment & Services — 0.0%(9)
Abengoa Finance S.A.U., 7.75%, 2/1/20(5)(10)	$1,338	$76,935

		$76,935

Food Products — 0.7%
Land O’ Lakes, Inc., 8.00%(5)(7)	$2,103	2,223,923

		$2,223,923

Insurance — 1.1%
Genworth Financial, Inc., 7.625%, 9/24/21	$383	$324,592
Voya Financial, Inc., 5.65% to 5/15/23, 5/15/53(4)	1,080	1,043,550
XLIT, Ltd., Series E, 6.50% to 4/15/17(4)(7)	3,306	2,289,405

		$3,657,547

Metals & Mining — 0.5%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)	$1,634	$1,821,910

		$1,821,910

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(4)	$275	$283,250

		$283,250

Oil, Gas & Consumable Fuels — 0.0%(9)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24(4)(5)(7)(10)	$2,053	$123,180

		$123,180

Telecommunications — 0.7%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20(4)(5)(7)	$2,459	$2,305,313

		$2,305,313

Thrifts & Mortgage Finance — 0.2%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(5)	$570	$585,220

		$585,220

Total Corporate Bonds & Notes (identified cost $55,040,164)		$52,988,785

Exchange-Traded Funds — 1.9%

Security	Shares	Value
Equity Funds — 1.9%
iShares U.S. Preferred Stock ETF	151,050	$6,082,784

Total Exchange-Traded Funds (identified cost $5,901,256)		$6,082,784

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(11)	$2,003	$2,003,066

Total Short-Term Investments (identified cost $2,003,066)		$2,003,066

Total Investments — 134.7% (identified cost $402,657,413)		$448,116,725

Other Assets, Less Liabilities — (34.7)%		$(115,427,953)

Net Assets — 100.0%		$332,688,772

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $24,987,533 or 7.5% of the Fund’s net assets.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(8)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $4,582,415 or 1.4% of the Fund’s net assets.

(9)	Amount is less than 0.05%.

(10)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $16,119.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	62.6%	$280,363,252
United Kingdom	7.3	32,841,221
Japan	6.1	27,447,491
Netherlands	3.6	15,914,605
France	3.3	14,997,962
Switzerland	2.2	9,774,480
Denmark	1.9	8,638,994
Germany	1.8	7,982,636
Canada	1.3	5,998,051
Israel	1.2	5,144,988
Ireland	1.1	5,081,895
Australia	1.1	5,003,840
Hong Kong	1.0	4,445,592
Belgium	0.9	4,224,325
Spain	0.7	3,268,357
Italy	0.6	2,566,362
Colombia	0.5	2,305,313
Chile	0.5	2,086,040
Singapore	0.4	1,896,221
Brazil	0.4	1,613,454
Panama	0.1	438,862
Exchange-Traded Funds	1.4	6,082,784

Total Investments	100.0%	$448,116,725

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Fund did not have any open financial instruments at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$402,790,915

Gross unrealized appreciation	$61,205,680
Gross unrealized depreciation	(15,879,870)

Net unrealized appreciation	$45,325,810

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$33,246,633	$12,092,612		$—	$45,339,245
Consumer Staples	14,489,451	18,199,880		—	32,689,331
Energy	15,879,228	7,947,776		—	23,827,004
Financials	35,913,513	20,291,057		—	56,204,570
Health Care	47,287,945	14,201,337		—	61,489,282
Industrials	27,147,704	17,836,745		—	44,984,449
Information Technology	37,277,874	15,335,728		—	52,613,602
Materials	3,663,384	—		—	3,663,384
Telecommunication Services	—	11,039,242		—	11,039,242
Utilities	11,226,291	2,306,443		—	13,532,734
Total Common Stocks	$226,132,023	$119,250,820	*	$—	$345,382,843
Preferred Stocks
Consumer Staples	$—	$2,895,775		$—	$2,895,775
Energy	—	1,290,273		—	1,290,273
Financials	18,889,235	11,655,197		—	30,544,432
Industrials	—	1,015,828		—	1,015,828
Utilities	2,454,318	3,458,621		—	5,912,939
Total Preferred Stocks	$21,343,553	$20,315,694		$—	$41,659,247
Corporate Bonds & Notes	$—	$52,988,785		$—	$52,988,785
Exchange-Traded Funds	6,082,784	—		—	6,082,784
Short-Term Investments	—	2,003,066		—	2,003,066
Total Investments	$253,558,360	$194,558,365		$—	$448,116,725

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At July 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016